Cash and Cash Equivalents and Marketable Securities - Additional Information (Detail) £ in Millions, Shares_ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Shares_	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)
Cash and cash equivalents1 [Line Items]
Repayment of principal and interest	$ 43,076
Capital expenditures	13,639	$ 14,085	$ 21,653
Capital expenditures classified as operating activities	27,708
Capital expenditures classified as financing	27,112
Disposal of assets	$ 3,091	$ 2,205	$ 224
Number of common shares granted | Shares_	24
Available-for-sale securities	$ 762
Foreign countries [member]
Cash and cash equivalents1 [Line Items]
Available-for-sale securities	$ 609
Foreign countries [member] | UK government bonds [member]
Cash and cash equivalents1 [Line Items]
Available-for-sale securities | £				£ 475
Available-for-sale securities maturity date	2018-03